INTERCOMPANY NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Intercompany note payable	$ 292,844,000	$ 190,093,000
Notes Payable [Member]
Related Party Transaction [Line Items]
Debt fixed interest rate	2.50%
Debt instrument term	5 years
PBF Holding Company LLC [Member]
Related Party Transaction [Line Items]
Intercompany note payable	$ 86,298,000	$ 86,298,000	$ 0